Nuveen Global Equity Income Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.6%
X 119,641,211 COMMON STOCKS - 97.1%
X 119,641,211
Aerospace & Defense - 3.7%
25,373 Airbus SE (2) $ 2,187,162
11,435 General Dynamics Corp 2,426,164
Total Aerospace & Defense 4,613,326
Air Freight & Logistics - 1.8%
74,275 Deutsche Post AG (2) 2,238,622
Automobiles - 1.2%
46,652 General Motors Co 1,497,063
Banks - 10.4%
59,654 Fifth Third Bancorp 1,906,542
20,706 JPMorgan Chase & Co 2,163,777
430,351 Nordea Bank Abp (2) 3,677,680
282,320 Oversea-Chinese Banking Corp Ltd (2) 2,313,296
69,458 Wells Fargo & Co 2,793,601
Total Banks 12,854,896
Beverages - 1.7%
38,490 Coca-Cola Co 2,156,210
Biotechnology - 2.2%
20,211 AbbVie Inc 2,712,518
Capital Markets - 2.7%
19,985 Deutsche Boerse AG (2) 3,276,074
Chemicals - 3.8%
45,841 DuPont de Nemours Inc 2,310,386
27,892 Nutrien Ltd 2,326,100
Total Chemicals 4,636,486
Communications Equipment - 1.5%
46,419 Cisco Systems Inc 1,856,760
Electric Utilities - 1.2%
355,951 Enel SpA (2) 1,459,835
Electrical Equipment - 1.4%
12,630 Eaton Corp PLC 1,684,337
Entertainment - 1.9%
57,810 Nintendo Co Ltd (2) 2,331,724
Equity Real Estate Investment Trusts (Reits) - 1.1%
17,853 Boston Properties Inc 1,338,439
Food & Staples Retailing - 2.4%
23,179 Walmart Inc 3,006,316

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Shares Description (1) Value
Health Care Equipment & Supplies - 1.4%
20,747 Medtronic PLC $ 1,675,320
Health Care Providers & Services - 6.5%
8,368 Elevance Health Inc 3,801,080
35,141 Fresenius Medical Care AG & Co KGaA (2) 990,027
6,703 Humana Inc 3,252,229
Total Health Care Providers & Services 8,043,336
Hotels, Restaurants & Leisure - 1.7%
54,555 Las Vegas Sands Corp (3) 2,046,904
Household Durables - 1.2%
37,867 PulteGroup Inc 1,420,012
Industrial Conglomerates - 1.8%
22,936 Siemens AG (2) 2,241,830
Insurance - 8.1%
9,649 Allianz SE (2) 1,520,048
11,370 Chubb Ltd 2,067,976
9,867 Everest Re Group Ltd 2,589,496
48,248 NN Group NV (2) 1,876,554
4,901 Zurich Insurance Group AG (2) 1,953,786
Total Insurance 10,007,860
IT Services - 1.2%
9,618 Capgemini SE (2) 1,539,846
Media - 1.2%
48,480 Comcast Corp, Class A 1,421,918
Metals & Mining - 2.2%
110,505 BHP Group Ltd (2) 2,746,946
Multi-Utilities - 5.7%
47,327 Dominion Energy Inc 3,270,769
112,094 E.ON SE (2) 861,193
105,607 National Grid PLC (2) 1,087,129
31,596 Public Service Enterprise Group Inc 1,776,643
Total Multi-Utilities 6,995,734
Oil, Gas & Consumable Fuels - 8.2%
21,472 Chevron Corp 3,084,882
169,640 Enterprise Products Partners LP 4,034,039
120,535 Shell PLC (2) 2,990,224
Total Oil, Gas & Consumable Fuels 10,109,145
Personal Products - 1.9%
58,570 Kao Corp (2) 2,383,233
Pharmaceuticals - 8.9%
69,524 AstraZeneca PLC, Sponsored ADR 3,812,696
41,475 Bristol-Myers Squibb Co 2,948,458
13,785 Johnson & Johnson 2,251,917
25,626 Sanofi (2) 1,951,330
Total Pharmaceuticals 10,964,401

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 2.6%
4,505 Broadcom Inc $ 2,000,284
70,000 MediaTek Inc (2) 1,207,948
Total Semiconductors & Semiconductor Equipment 3,208,232
Software - 3.1%
7,579 Microsoft Corp 1,765,149
34,109 Oracle Corp 2,083,037
Total Software 3,848,186
Technology Hardware, Storage & Peripherals - 1.2%
43,617 Samsung Electronics Co Ltd (2) 1,416,806
Trading Companies & Distributors - 1.7%
95,600 Mitsui & Co Ltd (2) 2,034,345
Wireless Telecommunication Services - 1.5%
53,098 SK Telecom Co Ltd (2) 1,874,551
Total Common Stocks (cost $121,387,351) 119,641,211
Shares Description (1) Coupon Issue Price Cap Price Maturity Value
X 587,926 STRUCTURED NOTES - 0.5%
X 587,926
18,900 Goldman Sachs, Mandatory
Exchangeable Note, Linked
to Common Stock of Antero
Resources Corp. (Cap 129.50%
of the Issue Price) , Reg S
16.000% $28.4848 $36.8878 9/27/22 $ 587,926
Total Structured Notes (cost $538,363) 587,926
Total Long-Term Investments (cost $121,925,714) 120,229,137
Other Assets Less Liabilities -  2.4% 3,005,958
Net Assets - 100% $ 123,235,095

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 73,481,023 $ 46,160,188 $ – $ 119,641,211
Structured Notes – 587,926 – 587,926
Total
$ 73,481,023 $ 46,748,114 $ – $ 120,229,137
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.

Nuveen Multi-Cap Value Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.9%
X 71,809,654 COMMON STOCKS - 98.9%
X 71,809,654
Aerospace & Defense - 5.3%
11,768 Curtiss-Wright Corp $ 1,637,635
10,347 General Dynamics Corp 2,195,323
Total Aerospace & Defense 3,832,958
Automobiles - 2.2%
50,457 General Motors Co 1,619,165
Banks - 10.6%
44,369 Bank of NT Butterfield & Son Ltd 1,440,218
38,481 Citigroup Inc 1,603,503
32,699 HomeStreet Inc 942,058
15,552 JPMorgan Chase & Co 1,625,184
52,727 Wells Fargo & Co 2,120,680
Total Banks 7,731,643
Biotechnology - 5.1%
7,585 AbbVie Inc 1,017,983
602,958 ADMA Biologics Inc (2),(3) 1,465,188
4,185 Vertex Pharmaceuticals Inc (3) 1,211,725
Total Biotechnology 3,694,896
Capital Markets - 3.8%
19,248 B Riley Financial Inc 856,921
11,393 Morgan Stanley 900,161
16,109 State Street Corp 979,588
Total Capital Markets 2,736,670
Chemicals - 4.1%
24,667 DuPont de Nemours Inc 1,243,217
20,148 Innospec Inc 1,726,079
Total Chemicals 2,969,296
Communications Equipment - 1.9%
46,873 Viasat Inc (3) 1,416,971
Consumer Finance - 1.5%
12,238 Discover Financial Services 1,112,679
Diversified Telecommunication Services - 1.4%
64,377 AT&T Inc 987,543
Electric Utilities - 4.5%
20,890 Alliant Energy Corp 1,106,961
16,039 Constellation Energy Corp 1,334,285
12,416 Pinnacle West Capital Corp 800,956
Total Electric Utilities 3,242,202
Electrical Equipment - 4.4%
3,905 Hubbell Inc 870,815
73,945 nVent Electric PLC 2,337,401
Total Electrical Equipment 3,208,216

Nuveen Multi-Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Shares Description (1) Value
Energy Equipment & Services - 1.8%
61,805 Baker Hughes Co $ 1,295,433
Entertainment - 0.2%
15,573 Warner Bros Discovery Inc (3) 179,089
Equity Real Estate Investment Trusts (Reits) - 1.4%
37,086 STAG Industrial Inc 1,054,355
Equity Real Estate Investment Trusts (REITs) - 1.3%
29,236 American Homes 4 Rent, Class A 959,233
Food & Staples Retailing - 2.8%
15,826 Walmart Inc 2,052,632
Health Care Equipment & Supplies - 1.7%
15,597 Medtronic PLC 1,259,458
Health Care Providers & Services - 4.9%
4,429 Elevance Health Inc 2,011,829
16,453 Encompass Health Corp 744,169
54,900 Enhabit Inc (3) 770,796
Total Health Care Providers & Services 3,526,794
Health Care Technology - 1.5%
40,339 Change Healthcare Inc (3) 1,108,919
Hotels, Restaurants & Leisure - 1.2%
34,852 Brinker International Inc (3) 870,603
Household Durables - 1.3%
24,522 PulteGroup Inc 919,575
Insurance - 4.9%
3,445 Aon PLC, Class A 922,812
14,978 Globe Life Inc 1,493,307
8,028 RenaissanceRe Holdings Ltd 1,127,051
Total Insurance 3,543,170
Interactive Media & Services - 1.3%
42,489 TripAdvisor Inc (3) 938,157
IT Services - 2.0%
15,470 Fiserv Inc (3) 1,447,528
Life Sciences Tools & Services - 1.3%
20,192 Syneos Health Inc (3) 952,053
Machinery - 2.3%
67,333 Flowserve Corp 1,636,192
Media - 0.9%
21,663 Comcast Corp, Class A 635,376
Multi-Utilities - 1.8%
18,526 Dominion Energy Inc 1,280,332

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements
Shares Description (1) Value
Oil, Gas & Consumable Fuels - 8.6%
8,143 Cheniere Energy Inc $ 1,351,005
9,913 Chesapeake Energy Corp 933,904
13,125 Hess Corp 1,430,494
51,450 Shell PLC, ADR 2,560,152
Total Oil, Gas & Consumable Fuels 6,275,555
Pharmaceuticals - 1.8%
23,966 AstraZeneca PLC, Sponsored ADR 1,314,295
Semiconductors & Semiconductor Equipment - 2.2%
61,496 Rambus Inc (3) 1,563,228
Software - 6.4%
57,995 NortonLifeLock Inc 1,168,019
35,224 Oracle Corp 2,151,130
43,543 Teradata Corp (3) 1,352,446
Total Software 4,671,595
Specialty Retail - 0.9%
64,739 American Eagle Outfitters Inc 629,910
Wireless Telecommunication Services - 1.6%
8,526 T-Mobile US Inc (3) 1,143,933
Total Long-Term Investments (cost $69,114,275) 71,809,654
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.1%
X 90,744 MONEY MARKET FUNDS - 0.1%
X 90,744
90,744 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.070%(5) $ 90,744
Total Investments Purchased with Collateral from Securities Lending (cost $90,744) 90,744
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.6%
1,180,414 REPURCHASE AGREEMENTS - 1.6%
1,180,414
$ 1,180 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22,repurchase price
$1,180,496, collateralized by $1,302,600, U.S. Treasury
Note, 2.25%, due 8/15/27, value $1,204,090
0.830% 10/03/22 $ 1,180,414
Total Short-Term Investments (cost $1,180,414) 1,180,414
Total Investments (cost $ 70,385,433 ) - 100 .6% 73,080,812
Other Assets Less Liabilities -  (0.6)% (460,551)
Net Assets - 100% $ 72,620,261

Nuveen Multi-Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 71,809,654 $ – $ – $ 71,809,654
Investments Purchased with Collateral from
Securities Lending 90,744 – – 90,744
Short-Term Investments:
Repurchase Agreements – 1,180,414 – 1,180,414
Total
$ 71,900,398 $ 1,180,414 $ – $ 73,080,812
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $84,875.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt

Nuveen Large-Cap Value Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.6%
X 17,061,634 COMMON STOCKS - 96.6%
X 17,061,634
Aerospace & Defense - 4.6%
2,468 General Dynamics Corp $ 523,635
3,515 Raytheon Technologies Corp 287,738
Total Aerospace & Defense 811,373
Automobiles - 2.2%
12,015 General Motors Co 385,561
Banks - 7.8%
9,291 Citigroup Inc 387,156
4,281 JPMorgan Chase & Co 447,364
13,386 Wells Fargo & Co 538,385
Total Banks 1,372,905
Beverages - 1.6%
5,117 Coca-Cola Co 286,654
Biotechnology - 5.1%
1,976 AbbVie Inc 265,199
4,902 Horizon Therapeutics PLC (2) 303,385
1,143 Vertex Pharmaceuticals Inc (2) 330,944
Total Biotechnology 899,528
Capital Markets - 4.3%
6,328 KKR & Co Inc 272,104
2,948 Morgan Stanley 232,921
4,118 State Street Corp 250,416
Total Capital Markets 755,441
Chemicals - 3.4%
6,666 DuPont de Nemours Inc 335,967
6,131 Olin Corp 262,897
Total Chemicals 598,864
Communications Equipment - 1.7%
10,214 Viasat Inc (2) 308,769
Consumer Finance - 1.6%
3,091 Discover Financial Services 281,034
Diversified Telecommunication Services - 1.4%
16,238 AT&T Inc 249,091
Electric Utilities - 2.4%
4,870 Alliant Energy Corp 258,061
2,443 Pinnacle West Capital Corp 157,598
Total Electric Utilities 415,659
Electrical Equipment - 5.6%
1,992 Eaton Corp PLC 265,653
961 Hubbell Inc 214,303
16,276 nVent Electric PLC 514,484
Total Electrical Equipment 994,440

Nuveen Large-Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Shares Description (1) Value
Energy Equipment & Services - 1.8%
14,985 Baker Hughes Co $ 314,086
Entertainment - 0.2%
3,711 Warner Bros Discovery Inc (2) 42,677
Equity Real Estate Investment Trusts - 1.8%
2,294 Alexandria Real Estate Equities Inc 321,596
Food & Staples Retailing - 2.9%
3,896 Walmart Inc 505,311
Health Care Equipment & Supplies - 1.7%
3,746 Medtronic PLC 302,490
Health Care Providers & Services - 5.3%
931 Elevance Health Inc 422,897
557 Humana Inc 270,251
1,927 Quest Diagnostics Inc 236,424
Total Health Care Providers & Services 929,572
Health Care Technology - 1.3%
8,541 Change Healthcare Inc (2) 234,792
Hotels, Restaurants & Leisure - 1.4%
6,457 Las Vegas Sands Corp (2) 242,267
Household Durables - 1.2%
5,533 PulteGroup Inc 207,488
Insurance - 6.7%
6,862 American International Group Inc 325,808
798 Aon PLC, Class A 213,760
3,631 Globe Life Inc 362,011
1,952 RenaissanceRe Holdings Ltd 274,041
Total Insurance 1,175,620
Interactive Media & Services - 2.5%
2,160 Alphabet Inc, Class A (2) 206,604
10,413 TripAdvisor Inc (2) 229,919
Total Interactive Media & Services 436,523
IT Services - 2.4%
4,513 Fiserv Inc (2) 422,281
Life Sciences Tools & Services - 0.8%
3,024 Syneos Health Inc (2) 142,582
Machinery - 1.7%
12,722 Flowserve Corp 309,145
Media - 0.9%
5,599 Comcast Corp, Class A 164,219
Metals & Mining - 1.2%
4,186 BHP Group Ltd, Sponsored ADR (3) 209,467

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
Shares Description (1) Value
Multi-Utilities - 3.4%
4,786 Dominion Energy Inc $ 330,761
4,832 Public Service Enterprise Group Inc 271,703
Total Multi-Utilities 602,464
Oil, Gas & Consumable Fuels - 8.8%
1,958 Cheniere Energy Inc 324,852
2,326 Chesapeake Energy Corp 219,132
3,171 Hess Corp 345,607
13,296 Shell PLC, ADR 661,609
Total Oil, Gas & Consumable Fuels 1,551,200
Pharmaceuticals - 2.0%
6,469 AstraZeneca PLC, Sponsored ADR 354,760
Semiconductors & Semiconductor Equipment - 0.9%
6,339 Intel Corp 163,356
Software - 4.5%
13,898 NortonLifeLock Inc 279,906
8,557 Oracle Corp 522,576
Total Software 802,482
Wireless Telecommunication Services - 1.5%
1,997 T-Mobile US Inc (2) 267,937
Total Long-Term Investments (cost $15,095,426) 17,061,634
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   1.2%
X 213,676 MONEY MARKET FUNDS - 1.2%
X 213,676
213,676 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.070%(5) $ 213,676
Total Investments Purchased with Collateral from Securities Lending (cost $213,676) 213,676
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.9%
685,144 REPURCHASE AGREEMENTS - 3.9%
685,144
$ 685 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22,repurchase price $685,192,
collateralized by $756,100, U.S. Treasury Note, 2.25%,
due 8/15/27, value $698,920
0.830% 10/03/22 $ 685,144
Total Short-Term Investments (cost $685,144) 685,144
Total Investments (cost $ 15,994,246 ) - 101 .7% 17,960,454
Other Assets Less Liabilities -  (1.7)% (295,116)
Net Assets - 100% $ 17,665,338

Nuveen Large-Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 17,061,634 $ – $ – $ 17,061,634
Investments Purchased with Collateral from
Securities Lending 213,676 – – 213,676
Short-Term Investments:
Repurchase Agreements – 685,144 – 685,144
Total
$ 17,275,310 $ 685,144 $ – $ 17,960,454
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $207,366.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt

Nuveen Small/Mid-Cap Value Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.5%
X 33,073,281 COMMON STOCKS - 96.5%
X 33,073,281
Aerospace & Defense - 2.6%
6,404 Curtiss-Wright Corp $ 891,181
Auto Components - 2.1%
13,422 BorgWarner Inc 421,451
28,215 Goodyear Tire & Rubber Co (2) 284,689
Total Auto Components 706,140
Banks - 8.8%
21,513 HomeStreet Inc 619,790
25,486 Old National Bancorp/IN 419,755
24,059 PacWest Bancorp 543,733
7,943 SouthState Corp 628,450
12,382 Western Alliance Bancorp 813,993
Total Banks 3,025,721
Biotechnology - 5.0%
282,198 ADMA Biologics Inc (2) 685,741
29,690 Coherus Biosciences Inc (2) 285,321
3,498 United Therapeutics Corp (2) 732,411
Total Biotechnology 1,703,473
Capital Markets - 3.0%
14,613 Carlyle Group Inc 377,600
12,779 Stifel Financial Corp 663,358
Total Capital Markets 1,040,958
Chemicals - 2.1%
17,031 Olin Corp 730,289
Communications Equipment - 4.1%
9,979 Ciena Corp (2) 403,451
20,710 Juniper Networks Inc 540,945
14,873 Viasat Inc (2) 449,611
Total Communications Equipment 1,394,007
Containers & Packaging - 0.9%
3,965 Crown Holdings Inc 321,284
Electric Utilities - 6.5%
9,133 Constellation Energy Corp 759,774
4,627 IDACORP Inc 458,119
16,769 OGE Energy Corp 611,398
5,964 Pinnacle West Capital Corp 384,738
Total Electric Utilities 2,214,029
Electrical Equipment - 7.7%
10,884 EnerSys 633,122
4,338 Hubbell Inc 967,374
32,882 nVent Electric PLC 1,039,400
Total Electrical Equipment 2,639,896

Nuveen Small/Mid-Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Shares Description (1) Value
Electronic Equipment, Instruments & Components - 1.6%
8,897 Belden Inc $ 533,998
Energy Equipment & Services - 1.2%
25,222 NOV Inc 408,092
Equity Real Estate Investment Trusts - 5.2%
16,735 Cousins Properties Inc 390,762
16,885 Iron Mountain Inc 742,433
62,032 SITE Centers Corp 664,363
Total Equity Real Estate Investment Trusts 1,797,558
Equity Real Estate Investment Trusts (Reits) - 1.9%
22,813 STAG Industrial Inc 648,574
Equity Real Estate Investment Trusts (REITs) - 1.8%
18,707 American Homes 4 Rent, Class A 613,777
Food Products - 1.9%
28,063 Hostess Brands Inc (2) 652,184
Health Care Equipment & Supplies - 1.2%
5,982 QuidelOrtho Corp (2) 427,593
Health Care Providers & Services - 1.7%
11,013 Tenet Healthcare Corp (2) 568,050
Health Care Technology - 1.5%
18,911 Change Healthcare Inc (2) 519,863
Hotels, Restaurants & Leisure - 1.1%
15,414 Brinker International Inc (2) 385,042
Insurance - 6.4%
3,380 Everest Re Group Ltd 887,047
8,105 Globe Life Inc 808,069
6,255 Selective Insurance Group Inc 509,157
Total Insurance 2,204,273
Interactive Media & Services - 1.2%
19,021 TripAdvisor Inc (2) 419,984
IT Services - 1.2%
5,520 Euronet Worldwide Inc (2) 418,195
Life Sciences Tools & Services - 2.3%
1,016 Bio-Rad Laboratories Inc, Class A (2) 423,814
7,703 Syneos Health Inc (2) 363,197
Total Life Sciences Tools & Services 787,011
Machinery - 2.9%
12,918 Federal Signal Corp 482,100
20,714 Flowserve Corp 503,350
Total Machinery 985,450
Media - 1.5%
3,064 Nexstar Media Group Inc 511,228

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
Shares Description (1) Value
Metals & Mining - 3.3%
7,304 Materion Corp $ 584,320
3,078 Reliance Steel & Aluminum Co 536,834
Total Metals & Mining 1,121,154
Oil, Gas & Consumable Fuels - 4.5%
6,132 Chesapeake Energy Corp 577,695
48,180 Magnolia Oil & Gas Corp, Class A 954,446
Total Oil, Gas & Consumable Fuels 1,532,141
Personal Products - 1.6%
26,776 BellRing Brands Inc (2) 551,853
Pharmaceuticals - 1.3%
3,417 Jazz Pharmaceuticals PLC (2) 455,452
Professional Services - 1.0%
1,343 CACI International Inc, Class A (2) 350,604
Road & Rail - 1.9%
13,158 Knight-Swift Transportation Holdings Inc 643,821
Semiconductors & Semiconductor Equipment - 3.6%
4,942 Cirrus Logic Inc (2) 340,010
34,462 Rambus Inc (2) 876,024
Total Semiconductors & Semiconductor Equipment 1,216,034
Software - 1.9%
21,068 Teradata Corp (2) 654,372
Total Long-Term Investments (cost $32,248,272) 33,073,281
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  3.4%
X 1,155,037 REPURCHASE AGREEMENTS - 3.4%
X 1,155,037
$ 1,155 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22,repurchase price
$1,155,116, collateralized by $1,274,600, U.S. Treasury
Note, 2.25%, due 8/15/27, value $1,178,208
0.830% 10/03/22 $ 1,155,037
Total Short-Term Investments (cost $1,155,037) 1,155,037
Total Investments (cost $ 33,403,309 ) - 99 .9% 34,228,318
Other Assets Less Liabilities -  0.1% 37,874
Net Assets - 100% $ 34,266,192

Nuveen Small/Mid-Cap Value Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 33,073,281 $ – $ – $ 33,073,281
Short-Term Investments:
Repurchase Agreements – 1,155,037 – 1,155,037
Total
$ 33,073,281 $ 1,155,037 $ – $ 34,228,318
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Nuveen Small-Cap Value Opportunities Fund
Portfolio of Investments September 30, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 99.0%
X 165,321,107 COMMON STOCKS - 99.0%
X 165,321,107
Aerospace & Defense - 1.1%
13,190 Curtiss-Wright Corp $ 1,835,520
Auto Components - 1.3%
219,849 Goodyear Tire & Rubber Co (2) 2,218,276
Banks - 17.0%
182,203 Amalgamated Financial Corp 4,108,678
215,419 Banc of California Inc 3,440,241
95,992 Enterprise Financial Services Corp 4,227,488
233,316 Heritage Commerce Corp 2,645,803
116,492 HomeStreet Inc 3,356,135
154,026 Old National Bancorp/IN 2,536,808
115,987 PacWest Bancorp 2,621,306
69,660 SouthState Corp 5,511,500
Total Banks 28,447,959
Biotechnology - 5.4%
1,416,775 ADMA Biologics Inc (2),(3) 3,442,763
215,509 Coherus Biosciences Inc (2) 2,071,042
16,866 United Therapeutics Corp (2) 3,531,403
Total Biotechnology 9,045,208
Chemicals - 3.0%
22,133 Chase Corp 1,849,655
37,431 Innospec Inc 3,206,714
Total Chemicals 5,056,369
Communications Equipment - 3.9%
123,162 Digi International Inc (2) 4,257,710
76,861 Viasat Inc (2) 2,323,508
Total Communications Equipment 6,581,218
Diversified Consumer Services - 5.3%
203,277 Perdoceo Education Corp (2) 2,093,753
189,511 PowerSchool Holdings Inc, Class A (2) 3,162,939
84,205 Stride Inc (2) 3,539,136
Total Diversified Consumer Services 8,795,828
Electric Utilities - 4.4%
24,837 IDACORP Inc 2,459,111
34,631 MGE Energy Inc 2,272,833
58,131 PNM Resources Inc 2,658,331
Total Electric Utilities 7,390,275
Electrical Equipment - 4.3%
53,538 EnerSys 3,114,305
126,221 nVent Electric PLC 3,989,846
Total Electrical Equipment 7,104,151
Electronic Equipment, Instruments & Components - 1.5%
43,104 Belden Inc 2,587,102

Nuveen Small-Cap Value Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

Shares Description (1) Value
Energy Equipment & Services - 3.1%
356,988 National Energy Services Reunited Corp (2) $ 2,120,509
96,051 Weatherford International PLC (2) 3,101,487
Total Energy Equipment & Services 5,221,996
Equity Real Estate Investment Trusts - 3.2%
95,929 Cousins Properties Inc 2,239,942
282,992 SITE Centers Corp 3,030,844
Total Equity Real Estate Investment Trusts 5,270,786
Equity Real Estate Investment Trusts (Reits) - 1.9%
110,010 STAG Industrial Inc 3,127,584
Food Products - 3.3%
127,975 Hostess Brands Inc (2) 2,974,139
33,672 John B Sanfilippo & Son Inc 2,549,981
Total Food Products 5,524,120
Health Care Providers & Services - 1.7%
53,426 Tenet Healthcare Corp (2) 2,755,713
Hotels, Restaurants & Leisure - 1.1%
239,711 Accel Entertainment Inc (2) 1,872,143
Insurance - 3.8%
89,987 American Equity Investment Life Holding Co 3,355,615
36,087 Selective Insurance Group Inc 2,937,482
Total Insurance 6,293,097
Interactive Media & Services - 1.2%
92,894 TripAdvisor Inc (2) 2,051,100
Leisure Products - 0.6%
118,440 American Outdoor Brands Inc (2) 1,038,719
Machinery - 9.0%
69,485 Altra Industrial Motion Corp 2,336,086
90,390 Barnes Group Inc 2,610,463
112,724 Columbus McKinnon Corp/NY 2,948,860
61,171 Federal Signal Corp 2,282,902
96,989 Flowserve Corp 2,356,832
235,705 Mueller Water Products Inc, Class A 2,420,690
Total Machinery 14,955,833
Media - 1.5%
14,965 Nexstar Media Group Inc 2,496,910
Metals & Mining - 3.3%
42,815 Kaiser Aluminum Corp 2,626,700
35,399 Materion Corp 2,831,920
Total Metals & Mining 5,458,620
Oil, Gas & Consumable Fuels - 3.4%
19,606 Chesapeake Energy Corp 1,847,081
195,441 Magnolia Oil & Gas Corp, Class A 3,871,686
Total Oil, Gas & Consumable Fuels 5,718,767
Personal Products - 1.5%
121,209 BellRing Brands Inc (2) 2,498,117

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about
Shares Description (1) Value
Pharmaceuticals - 1.9%
64,573 Prestige Consumer Healthcare Inc (2) $ 3,217,673
Real Estate Management & Development - 1.7%
178,683 Kennedy-Wilson Holdings Inc 2,762,439
Road & Rail - 1.3%
29,176 ArcBest Corp 2,121,970
Semiconductors & Semiconductor Equipment - 3.7%
24,469 Cirrus Logic Inc (2) 1,683,467
173,577 Rambus Inc (2) 4,412,328
Total Semiconductors & Semiconductor Equipment 6,095,795
Software - 1.9%
103,079 Teradata Corp (2) 3,201,634
Thrifts & Mortgage Finance - 1.5%
71,508 Essent Group Ltd 2,493,484
Water Utilities - 1.2%
36,158 SJW Group 2,082,701
Total Long-Term Investments (cost $165,687,017) 165,321,107
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.7%
X 1,242,556 MONEY MARKET FUNDS - 0.7%
X 1,242,556
1,242,556 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
3.070%(5) $ 1,242,556
Total Investments Purchased with Collateral from Securities Lending (cost $1,242,556) 1,242,556
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  1.2%
2,059,426 REPURCHASE AGREEMENTS - 1.2%
2,059,426
$ 2,059 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 9/30/22,repurchase price
$2,059,568, collateralized by $2,272,500, U.S. Treasury
Note, 2.25%, due 8/15/27, value $2,100,641
0.830% 10/03/22 $ 2,059,426
Total Short-Term Investments (cost $2,059,426) 2,059,426
Total Investments (cost $ 168,988,999 ) - 100 .9% 168,623,089
Other Assets Less Liabilities -  (0.9)% (1,548,014)
Net Assets - 100% $ 167,075,075

Nuveen Small-Cap Value Opportunities Fund
(continued)
Portfolio of Investments
September 30, 2022
(Unaudited)

the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 165,321,107 $ – $ – $ 165,321,107
Investments Purchased with Collateral from
Securities Lending 1,242,556 – – 1,242,556
Short-Term Investments:
Repurchase Agreements – 2,059,426 – 2,059,426
Total
$ 166,563,663 $ 2,059,426 $ – $ 168,623,089
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,200,653.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.